PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Gross equipment		$ 542,906	$ 520,659
Less: accumulated depreciation		(503,970)	(490,580)
Total, equipment net	$ 30,356	38,936	30,079
Equipment
Gross equipment		489,456	467,208
Software
Gross equipment		$ 53,450	$ 53,450